Equity Financing Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions				1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($) Vessel	Aug. 01, 2014 USD ($) Pools	May. 02, 2013 USD ($)	Jul. 31, 2015 USD ($) shares	Aug. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Vessel shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest						$ 535,784	$ 412,792	$ 301,559
Amount increases (decreases) to retained earnings						(152,729)	68,428	36,703
TOTAL EQUITY Retained Earnings [Member]
Subsidiary or Equity Method Investee [Line Items]
Amount increases (decreases) to retained earnings						(152,729)	$ 68,428	$ 36,703
Teekay Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest						$ 168,100
Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | Vessel	6
Value of the assets acquired, including working capital	$ 45,958			$ 45,958
Business acquisition, purchase price				47,300
Value of the assets acquired, including working capital	$ 52,884			$ 52,884
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | Vessel						12
Teekay Tankers [Member] | Class A [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 30,000
Teekay Tankers [Member] | Class B [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 45,500
Number of common stock issued | shares				6.5		6.5
Teekay Tankers [Member] | TOTAL EQUITY Retained Earnings [Member]
Subsidiary or Equity Method Investee [Line Items]
Decrease in retained earnings						$ (168,100)
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership acquired		50.00%
Commercially managed tanker pools | Pools		3
Value of the assets acquired, including working capital		$ 23,500
Value of the assets acquired, including working capital					$ 16,900
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member] | Reimbursed Working Capital [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price					$ 6,500
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member] | Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares issued for acquisition | shares					4.2
Value of common shares issued for acquisition					$ 17,000
Common share price per share, acquisition closing date | $ / shares					$ 4.03
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member] | Initial [Member] | Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of common shares issued for acquisition					$ 15,600
Common share price per share, acquisition closing date | $ / shares					$ 3.70
Teekay Parent [Member] | Class A [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common stock issued | shares						4.5
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest						$ 168,100
Teekay Offshore [Member] | Voyageur Spirit [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, debt assumed			$ 230,000
Business acquisition, cash paid			$ 253,000
Interest of Company's general partner			2.00%
Business acquisition, value of common units			$ 44,300
Business acquisition, fair value of common units			40,000
Teekay Offshore [Member] | Common Stock [Member] | Petrojarl Knarr FPSO [Member] | Fair Value Asset (Liability) [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock						$ 300,000
Number of common stock issued | shares						14.4
Teekay Offshore [Member] | TOTAL EQUITY Retained Earnings [Member]
Subsidiary or Equity Method Investee [Line Items]
Decrease in retained earnings						$ (168,100)
Teekay Offshore [Member] | Initial [Member] | Voyageur Spirit [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price			$ 540,000